Summary of Significant Accounting Policies (Schedule of Capital Structure) (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Common Stock, Shares Authorized	4,000,000,000	4,000,000,000	4,000,000,000
Common Stock, Shares, Issued	2,194,557,083	628,039,242	11,318,901
Common Stock, Shares, Outstanding	2,194,518,458	628,000,617	11,280,276
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Class A [Member]
Preferred Stock, Shares Authorized	750,000	750,000	750,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Class B [Member]
Preferred Stock, Shares Authorized	1,000,000	1,000,000	1,000,000
Preferred Class C [Member]
Preferred Stock, Shares Authorized	9,000,000	9,000,000	9,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Class D [Member]
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Class E [Member]
Preferred Stock, Shares Authorized	500,000	500,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred stock, shares, Issued	500,000	500,000
Preferred stock, shares, Outstanding	$ 500,000	$ 500,000